      As filed with the U.S. Securities and Exchange Commission on March 3, 2006
                                                              File No. 033-47287
                                                              File No. 811-06637

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
     Pre-Effective Amendment No. __                                     [ ]
     Post-Effective Amendment No. 50                                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
     Amendment No. 51

                        (Check appropriate box or boxes.)

                                  THE UBS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                    One North Wacker, Chicago, Illinois 60606
               (Address of Principal Executive Office) (Zip Code)

         Registrant's Telephone Number, including Area Code 312-525-7100

                                 Mark F. Kemper
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                               Bruce G. Leto, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

___  immediately upon filing pursuant to paragraph (b)
_X_  on March 27, 2006 pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [Date] pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_X_  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

This  Post-Effective  Amendment  relates  only to the  Class A  shares,  Class B shares,  Class C shares and Class Y shares of the UBS U.S. Mid Cap Growth Equity
Fund.

                                EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended,  this
Post-Effective  Amendment Nos. 50/51 to the  Registration  Statement for The UBS
Funds (the  "Registrant")  is being filed solely for the purpose of delaying the effectiveness of Post-Effective  Amendment Nos. 48/49,  which was filed with the
U.S.  Securities and Exchange  Commission via the EDGAR system  pursuant to Rule
485(a)(2) on December 20, 2005 (Accession Number 0001137439-05-000296)  relating solely to the Class A shares,  Class B shares, Class C shares and Class Y shares of the UBS U.S. Mid Cap Growth Equity Fund (the "Fund") series of the Registrant
("PEA 48/49").

Accordingly,  the prospectus and statement of additional information of the Fund as  filed  on  Form  N-1A  (Nos.  33-47287  and  811-6637)  in  PEA  48/49,  are
incorporated  herein by reference in their entirety into this filing.  As stated
on the cover page to this filing,  this  Post-Effective  Amendment  No. 50/51 is intended to become effective on March 27, 2006.

                                  THE UBS FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  Articles of Incorporation.

          (1)  Certificate of Trust of the  Registrant  dated August 9, 1993, as filed with the Office of the  Secretary  of State of the State of
               Delaware on August 13, 1993, is incorporated  herein by reference to Post-Effective  Amendment No. 21 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically  with the U.S.  Securities and Exchange Commission
               (the "SEC") on September 15, 1998.

               (i)  Amendment to  Certificate  of Trust dated  February 15, 2002 changing the Trust's name to The UBS Funds,  is incorporated herein by reference to  Post-Effective  Amendment  No. 39 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on September 30, 2002.

          (2)  Amended and  Restated  Agreement  and  Declaration  of Trust (the
               "Declaration") effective as of September 28, 2004, as amended, is incorporated herein by reference to Post-Effective  Amendment No.
               42 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 13, 2004.

     (b)  By-Laws.

          (1)  By-Laws of The UBS Funds  (f/k/a The Brinson  Funds) dated August
               9, 1993, are incorporated  herein by reference to  Post-Effective
               Amendment No. 17 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 1996.

               (i)  Amendment   to  the   By-Laws   dated   April  25,  2002  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 37 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 19, 2002.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  Form  of  Specimen   Share   Certificate  of  The  UBS  Funds  is
               incorporated herein by reference to Post-Effective  Amendment No.
               21 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 15, 1998.

          (2)  The rights of  security  holders of the  Registrant  are  further defined in the following sections of the Registrant's By-Laws and
               Declaration  and are herein  incorporated  by  reference  to such documents as applicable:

               (i)  By-Laws.

                    Article II - "Meeting of Shareholders."

               (ii) Declaration.

                    Article  III -  "Shares"  and  Article  IV -  "Shareholders'
                    Voting Powers and Meetings."

     (d)  Investment Advisory Contracts.

          (1)  Investment  Advisory  Agreement  dated July 1, 2002  between  UBS
               Global Asset  Management  (Americas) Inc. (the "Advisor") and the
               Registrant  on  behalf  of the  UBS  Global  Allocation  Fund  is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS Global  Allocation  Fund is incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (2)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant on behalf of the UBS Global Bond Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 39 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on  behalf  of  the  UBS  Global  Bond  Fund  is incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (3)  Investment  Advisory  Agreement  dated April 25, 1995 between the
               Advisor  and the  Registrant  on behalf of the UBS  International
               Equity  Fund  (f/k/a  Global  (Ex-U.S.)  Equity  Fund and Brinson
               Non-U.S.  Equity  Fund) is  incorporated  herein by  reference to
               Post-Effective  Amendment  No.  21 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 15, 1998.

               (i)  Certificate of the Secretary and  resolutions  redesignating the Global (Ex-U.S.) Equity Fund as the International Equity
                    Fund is incorporated  herein by reference to  Post-Effective
                    Amendment No. 33 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on December 7, 2000.

               (ii) Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated April 25, 1995  between the Advisor and the
                    Registrant on behalf of the UBS International Equity Fund is incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (4)  Amended  Investment  Advisory  Agreement  dated July 1, 2002,  as amended July 1, 2003 and January 1, 2004, between the Advisor and the  Registrant  on  behalf  of the  UBS  Global  Equity  Fund is incorporated herein by reference to Post-Effective  Amendment No.
               43 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 28, 2004.

          (5)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Equity Fund (f/k/a UBS U.S. Equity Fund) is  incorporated  herein by reference to  Post-Effective  Amendment No. 39 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 30, 2002.

               (i)  Amendment  dated  February 17, 2004 to  Investment  Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS U.S.  Large Cap Equity Fund
                    (f/k/a  UBS U.S.  Equity  Fund) is  incorporated  herein  by reference to Post-Effective Amendment No. 43 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as filed  electronically  with the SEC on October
                    28, 2004.

               (ii) Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS U.S.  Large Cap Equity Fund
                    (f/k/a  UBS U.S.  Equity  Fund) is  incorporated  herein  by reference to Post-Effective Amendment No. 43 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as filed  electronically  with the SEC on October
                    28, 2004.

          (6)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant   on  behalf  of  the  UBS  U.S.   Bond  Fund  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (7)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Growth Fund is incorporated herein by reference to Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS U.S.  Large Cap Growth Fund
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 43 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on October 28, 2004.

          (8)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Growth Fund is incorporated herein by reference to Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant  on behalf of the UBS U.S.  Small Cap Growth Fund
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 43 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on October 28, 2004.

          (9)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS High Yield Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 39 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

               (i)  Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant   on  behalf  of  the  UBS  High  Yield  Fund  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 43 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2004.

          (10) Investment Advisory Agreement dated December 10, 1998 between the
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 25 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on March 1, 1999.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the  UBS
                    Emerging  Markets  Equity  Fund is  incorporated  herein  by reference to Post-Effective Amendment No. 34 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          (11) Investment Advisory Agreement dated December 10, 1998 between the
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Debt Fund is incorporated  herein by reference to  Post-Effective
               Amendment No. 25 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on March l, 1999.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the  UBS
                    Emerging  Markets  Debt  Fund  is  incorporated   herein  by
                    reference to Post-Effective Amendment No. 34 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          (12) Investment  Advisory  Agreement  dated May 23,  2000  between the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 31 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 2000.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the UBS U.S.
                    Small Cap Equity Fund is incorporated herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          (13) Investment  Advisory  Agreement  dated July l, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Value  Equity  Fund  (f/k/a  UBS  U.S.   Value  Equity  Fund)  is
               incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287  and  811-6637)  as  filed  electronically  with the SEC
               September 30, 2002.

               (i)  Amendment  dated  February 17, 2004 to  Investment  Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant on behalf of the UBS U.S.  Large Cap Value Equity
                    Fund  (f/k/a UBS U.S.  Value  Equity  Fund) is  incorporated herein by reference to  Post-Effective  Amendment  No. 43 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2004.

               (ii) Amendment   dated  July  1,  2004  to  Investment   Advisory
                    Agreement  dated July 1, 2002  between  the  Advisor and the
                    Registrant on behalf of the UBS U.S.  Large Cap Value Equity
                    Fund  (f/k/a UBS U.S.  Value  Equity  Fund) is  incorporated herein by reference to  Post-Effective  Amendment  No. 43 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2004.

          (14) Investment  Advisory Agreement dated December 7, 2000 between the
               Advisor and the  Registrant on behalf of the UBS U.S. Real Estate
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the UBS U.S.
                    Real Estate Equity Fund is incorporated  herein by reference
                    to   Post-Effective   Amendment   No.  34  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          (15) Form of Investment Advisory Agreement between the Advisor and the
               Registrant   on  behalf  of  the  UBS   Dynamic   Alpha  Fund  is
               incorporated herein by reference to Post-Effective  Amendment No.
               42 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 13, 2004.

          (16) Form of Investment Advisory Agreement between the Advisor and the
               Registrant  on behalf  of the UBS  Absolute  Return  Bond Fund is incorporated herein by reference to Post-Effective  Amendment No.
               44 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               December 21, 2004.

          (17) Form of Investment Advisory Agreement between the Advisor and the
               Registrant on behalf of the UBS U.S.  Mid-Cap  Growth Equity Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 48 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               December 20, 2005.

     (e)  Underwriting Contracts.

          (1)  Principal Underwriting Contract,  dated November 5, 2001, between
               UBS Global Asset  Management (US) Inc.  (f/k/a Brinson  Advisors,
               Inc.) and the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  37 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 19, 2002.

     (f)  Bonus or Profit Sharing Contracts.

          Not  Applicable.

     (g)  Custodian Agreements.

          (1)  Custodial  arrangements are provided under the Multiple  Services
               Agreement  dated May 9, 1997, as amended,  between Morgan Stanley
               Trust  Company and  succeeded  by JPMorgan  Chase Bank (f/k/a The
               Chase  Manhattan  Bank),  and the  Registrant  on  behalf of each series of the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (i)  Amendment  dated May 9, 2000 relating to Fee  Obligation and
                    Continuation of the Registrant's Multiple Services Agreement
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 31 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on August 29, 2000.

               (ii) Amended Attachment A, as amended through August 19, 2003, to the Registrant's Multiple Services Agreement is incorporated herein by reference to  Post-Effective  Amendment  No. 40 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2003.

              (iii) Revised Schedule B3, as approved through August 19, 2003 to the Registrant's Multiple Services Agreement is incorporated herein by reference to  Post-Effective  Amendment  No. 40 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2003.

               (iv) Amended Schedule B1 and Schedule F, as amended through April
                    28, 2000, to the Registrant's Multiple Services Agreement is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 31 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 2000.

               (v)  Amendment, dated May 21, 2001 relating to the Appointment of
                    Brinson  Advisors,  Inc.  to serve as  administrator  to the
                    Trust is incorporated  herein by reference to Post-Effective
                    Amendment No. 39 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 30, 2002.

               (vi) Form of Amended  Attachment A to the  Registrant's  Multiple
                    Services  Agreement is  incorporated  herein by reference to
                    Post-Effective Amendment No. 43 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

              (vii) Form of Revised  Schedule B3 to the  Registrant's  Multiple
                    Services  Agreement is  incorporated  herein by reference to
                    Post-Effective Amendment No. 43 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

            (viii)  Form  of  Amended  Schedule  B1  and  Schedule  F to  the
                    Registrant's  Multiple  Services  Agreement is  incorporated herein by reference to  Post-Effective  Amendment  No. 43 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2004.

               (ix) Form of  Revised  Schedule  A to the  Registrant's  Multiple
                    Services  Agreement is  incorporated  herein by reference to
                    Post-Effective Amendment No. 43 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

               (x)  Form  of  Amended   Schedule  B1  and   Schedule  F  to  the
                    Registrant's  Multiple  Services  Agreement is  incorporated herein by reference to  Post-Effective  Amendment  No. 47 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2005.

               (xi) Form of  Revised  Schedule  A to the  Registrant's  Multiple
                    Services  Agreement is  incorporated  herein by reference to
                    Post-Effective Amendment No. 47 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2005.

     (h)  Other Material Contracts.

          (1)  Administration  Contract,  dated May 21, 2001, as revised June 3,
               2002,  between  UBS  Global  Asset  Management  (US) Inc.  (f/k/a
               Brinson Advisors Inc.) and the Registrant is incorporated  herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

               (i)  Amendment to Schedule A, dated as of April 27, 2005,  of the
                    Administration  Contract is incorporated herein by reference
                    to   Post-Effective   Amendment   No.  47  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as filed  electronically  with the SEC on October
                    28, 2005.

          (2)  Transfer Agency and Related Services Agreement,  dated August 20,
               2001, between PFPC Inc. and the Registrant is incorporated herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

               (i)  Amendment  to Exhibit B to the  Transfer  Agency and Related
                    Services  Agreement,  approved August 19, 2003, between PFPC
                    Inc. and the Registrant is incorporated  herein by reference
                    to   Post-Effective   Amendment   No.  40  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as filed  electronically  with the SEC on October
                    28, 2003.

               (ii) Amendment to Exhibit A, dated as of April 27,  2005,  of the
                    Transfer   Agency  and   Related   Services   Agreement   is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 47 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on October 28, 2005.

     (i)  Legal Opinion.

          (1)  Legal  Opinion  of  Stradley,  Ronon,  Stevens  &  Young,  LLP is
               incorporated herein by reference to Post-Effective  Amendment No.
               47 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 28, 2005.

     (j)  Other Opinions.

          (1)  Consent  of  Ernst & Young  LLP,  Independent  Registered  Public
               Accounting Firm. To be filed by amendment.

          (2)  Powers of Attorney  appointing  Mark F. Kemper,  Keith A. Weller,
               Joseph  J.  Allessie,  Mary  Capasso,  Michael  Calhoun,  Stephen
               Fleischer,  Eric  Sanders,  Tammie  Lee,  Bruce G. Leto,  Mark A.
               Sheehan  and Jana L.  Cresswell  attorneys-in-fact  and agents to
               Frank K. Reilly, Walter E. Auch, Edward M. Roob, Adela Cepeda, J.
               Mikesell  Thomas,  Joseph  T.  Malone  and  W.  Douglas  Beck  is
               incorporated herein by reference to Post-Effective  Amendment No.
               48 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               December 20, 2005.

     (k)  Omitted Financial Statements.

          Not  Applicable.

     (l)  Initial Capital Agreements.

          (1)  Letter of Understanding  Relating to Initial Capital,  dated July
               1, 1992, is  incorporated  herein by reference to  Post-Effective
               Amendment No. 21 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 15, 1998.

     (m)  Rule 12b-1 Plan.

          (1)  Shareholder  Services  Plan dated  October 29,  2001,  as revised
               April 8, 2002,  relating to Class A shares  (f/k/a  Brinson  Fund
               Class A shares) of each series of the Registrant is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  37  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and  811-6637) as filed  electronically  with the SEC on July 19,
               2002.

          (2)  Rule 12b-1 Plan dated October 29, 2001, as revised April 8, 2002, relating  to the  Class B shares  (f/k/a/  Brinson  Fund  Class B shares) of each series of the Registrant is  incorporated  herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

          (3)  Rule 12b-1 Plan dated October 29, 2001, as revised April 8, 2002, relating  to the  Class C  shares  (f/k/a  Brinson  Fund  Class C shares) of each series of the Registrant is  incorporated  herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

          (4)  Form of  Shareholder  Services Plan relating to Class A shares of each series of the Registrant is incorporated herein by reference to Post-Effective  Amendment No. 43 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

          (5)  Form of Rule  12b-1 Plan  relating  to the Class B shares of each series of the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

          (6)  Form of Rule  12b-1 Plan  relating  to the Class C shares of each series of the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

               (i)  Form of Addendum to Rule 12b-1 Plan  relating to the Class C shares of each  series  of the  Registrant  is  incorporated herein by reference to  Post-Effective  Amendment  No. 44 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on December 21, 2004.

          (7)  Form of  Shareholder  Services Plan relating to Class A shares on behalf  of the UBS  Absolute  Return  Bond  Fund is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  44  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and  811-6637) as filed  electronically  with the SEC on December
               21, 2004.

     (n)  Rule 18f-3 Plan.

          (1)  Amended and Restated  Multiple Class Plan pursuant to Rule 18f-3, effective as of December  14,  2004,  on behalf of each series of
               the   Registrant   is   incorporated   herein  by   reference  to
               Post-Effective  Amendment  No.  44 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on December 21, 2004.

     (p)  Codes of Ethics.

          (1)  Joint Code of Ethics of Registrant,  the investment adviser,  the sub-adviser and the principal  underwriter of the Registrant,  is incorporated herein by reference to Post-Effective  Amendment No.
               47 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 28, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 25. INDEMNIFICATION

Under  the  terms  of  the  Delaware   Statutory  Trust  Act  ("DSTA")  and  the
Registrant's  Amended  and  Restated  Agreement  and  Declaration  of Trust,  as
amended, ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant,  its shareholders,  or any other party for damages,  except to the extent such  limitation  of  liability  is  precluded by
Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust,
DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee,  beneficial  owner or other  person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees,  when acting in such capacity, from liability to any person other  than  the  Registrant  or  beneficial  owner  for any  act,  omission  or obligation  of the  Registrant  or any  trustee  thereof,  except  as  otherwise provided in the Declaration of Trust.

Indemnification  of the Trustees and officers of the  Registrant is provided for in Article VII,  Sections 2 through 4 of the  Registrant's  Declaration of Trust effective as of September 28, 2004, as amended, as follows:

     Section 2. Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any  officer,  agent,  employee,  Manager or Principal  Underwriter  of the
     Trust,  nor shall any Trustee be responsible for the act or omission of any other Trustee,  and, subject to the provisions of the Bylaws, the Trust out of its assets may  indemnify  and hold  harmless each and every Trustee and officer of the Trust from and against any and all claims,  demands,  costs, losses,  expenses, and damages whatsoever arising out of or related to such
     Trustee's  performance  of his or her duties as a Trustee or officer of the
     Trust;  provided  that  nothing  herein  contained  shall  indemnify,  hold harmless or protect any Trustee or officer from or against any liability to the Trust or any  Shareholder to which he or she would otherwise be subject by reason of wilful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note,  bond,  contract,  instrument,  certificate or undertaking  and every  other  act or thing  whatsoever  issued,  executed  or done by or on behalf of the Trust or the Trustees or any of them in  connection  with the
     Trust shall be  conclusively  deemed to have been issued,  executed or done only in or with  respect to their or his or her  capacity  as  Trustees  or
     Trustee,  and such  Trustees  or  Trustee  shall not be  personally  liable thereon.

     Section 3. Trustee's Good Faith Action,  Expert Advice,  No Bond or Surety.
     The  exercise by the Trustees of their  powers  hereunder  shall be binding upon everyone  interested in or dealing with the Trust.  A Trustee shall be liable  to the  Trust  and to any  Shareholder  solely  for  his or her own willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties  involved  in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.  The  Trustees may take advice of counsel or other experts with respect to the meaning and operation of this  Declaration of Trust and shall be under no liability for any act or  omission  in  accordance  with such  advice nor for  failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

     Section 4.  Insurance.  The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses,  reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim,  action, suit or proceeding  in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust,  whether or not the Trust would have the power to  indemnify  him or her against such  liability  under the provisions of this Article.

Indemnification of Registrant's advisors,  custodian, transfer agent, accounting
services  provider,   administrator  and  distributor   against  certain  stated
liabilities is provided for in the following documents:

     (a)  Each Series' investment advisory agreement between the Registrant,  on behalf of the series, and UBS Global Asset Management (Americas) Inc., all of which are incorporated herein by reference, as follows:

          (1)  Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS International Equity Fund, dated April 25, 1995, as amended;

          (2)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Bond Fund, dated July 1, 2002;

          (3)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS High Yield Fund, dated July 1, 2002;

          (4)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Equity Fund, dated July 1, 2002;

          (5)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Value Equity Fund, dated July 1, 2002;

          (6)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Large Cap Growth Fund, dated July 1, 2002;

          (7)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Small Cap Equity Fund, dated May 23, 2000, as amended;

          (8)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Small Cap Growth Fund, dated July 1, 2002;

          (9)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S.  Real Estate  Equity Fund,  dated  December 7, 2000,  as amended;

          (10) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS Global Allocation Fund, dated July 1, 2002;

          (11) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS Global Bond Fund, dated July 1, 2002;

          (12) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS  Global  Equity  Fund,  dated July 1,  2002,  as amended  and restated July 1, 2003;

          (13) Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS Emerging  Markets  Debt Fund,  dated  December  10, 1998,  as amended; and

          (14) Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS Emerging  Markets  Equity Fund,  dated  December 10, 1998, as amended.

          (15) Section 7 of the Form of Investment  Advisory Agreement on behalf of the UBS Dynamic Alpha Fund.

          (16) Section 7 of the Form of Investment  Advisory Agreement on behalf of the UBS Absolute Return Bond Fund.

          (17) Section 7 of the Form of Investment  Advisory Agreement on behalf of the UBS U.S. Mid-Cap Growth Equity Fund.

     (b)  Sections I.8(a),  I.8(c)(iii),  I.10, II.A.2,  II.B.5, II.C.6, III.1.,
          III.2.(b) through  III.2.(e),  III.4.(e) and III.9.(b) of the Multiple
          Services  Agreement  dated May 9, 1997,  as  amended,  between  Morgan
          Stanley Trust  Company,  as succeeded by JPMorgan Chase Bank (formerly known as The Chase Manhattan  Bank) and the  Registrant,  on behalf of its series, which is incorporated herein by reference.

     (c)  Section 9(a) of the Principal Underwriting Contract between UBS Global
          Asset Management (US) Inc. (formerly known as Brinson Advisors,  Inc.)
          and the  Registrant  on behalf of each series dated  November 5, 2001, which is incorporated herein by reference.

     (d)  Section 12 of the  Transfer  Agency  and  Related  Services  Agreement
          between  PFPC Inc. and the  Registrant  on behalf of each series dated
          August 20, 2001, which is incorporated herein by reference.

     (e)  Sections 8 and 9 of the  Administration  Contract  between  UBS Global
          Asset Management (US) Inc. (formerly known as Brinson Advisors,  Inc.)
          and the  Registrant  on behalf of each series dated May 21,  2001,  as revised on June 3, 2002, which is incorporated herein by reference.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

UBS  Global  Asset  Management  (Americas)  Inc.  provides  investment  advisory services  consisting of portfolio  management for a variety of  individuals  and institutions.  For information as to any other business,  vocation or employment of a substantial  nature in which the Registrant's  investment  advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director,  officer,  employee,  partner or trustee,  within the last two fiscal  years,  see UBS  Global  Asset  Management
(Americas) Inc.'s Form ADV (File #801-34910) filed under the Investment Advisers
Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

(a)  UBS Global  Asset  Management  (US) Inc.  serves as  principal  underwriter and/or investment  advisor,  sub-advisor or manager for the following other investment companies:

          UBS Index Trust
          UBS Investment Trust
          UBS Master Series, Inc.
          UBS Money Series
          UBS Series Trust
          Global High Income Dollar Fund Inc.
          Insured Municipal Income Fund Inc.
          Investment Grade Municipal Income Fund Inc.
          Managed High Yield Plus Fund Inc.
          UBS Pace Select Advisors Trust
          Strategic Global Income Fund, Inc.
          SMA Relationship Trust
          UBS Cashfund Inc.
          UBS Managed Municipal Trust
          UBS Municipal Money Market Series
          UBS RMA Money Fund Inc.
          UBS RMA Tax-Free Fund Inc.

(b)  UBS  Global  Asset  Management  (US)  Inc.  is the  Registrant's  principal underwriter. The directors and officers of UBS Global Asset Management (US)
     Inc.,  their principal  business  addresses and their positions and offices with UBS Global Asset  Management  (US) Inc. are identified in its Form ADV filed with the SEC (registration  number 801-13219) and such information is incorporated  herein by  reference.  The  information  set  forth  below is furnished for those  directors and officers of UBS Global Asset  Management
     (US) Inc. who also serve as directors or officers of the Registrant.

Name and Business       Positions and Offices with       Positions and Offices
Address*                        Underwriter              with the Registrant

W. Douglas Beck*      Executive Director and Head of            President
                      Mutual Fund Product Management
                             of UBS Global AM

Joseph J. Allessie*     Director and Deputy General        Vice President and
                         Counsel of UBS Global AM          Assistant Secretary

Thomas Disbrow*         Director and Co-Head of the        Vice President and
                      Mutual Fund Finance Department       Assistant Treasurer
                             of UBS Global AM

Mark F. Kemper**        Managing Director, General         Vice President
                       Counsel and Secretary of UBS        and Secretary
                                 Global AM

Roseann Bubloski*      Associate Director and Senior       Vice President and
                        Manager of the Mutual Fund         Assistant Treasurer
                         Finance Department of UBS
                                 Global AM

Joseph T. Malone*       Director and Co-Head of the        Vice President
                      Mutual Fund Finance Department       and Treasurer
                             of UBS Global AM

Joseph McGill*          Managing Director and Chief        Vice President and
                         Compliance Officer of UBS         Chief Compliance
                                 Global AM                 Officer

Eric Sanders*         Director and Associate General       Vice President and
                         Counsel of UBS Global AM          Assistant Secretary

Tammie Lee*           Director and Associate General       Vice President and
                         Counsel of UBS Global AM          Assistant Secretary

Keith A. Weller*          Executive Director and           Vice President and
                       Associate General Counsel of        Assistant Secretary
                               UBS Global AM

          (c)  Not Applicable.

*    This person's  business address is 51 West 52nd Street,  New York, New York
     10019-6114.

**   This person's business address is One North Wacker Drive, Chicago, Illinois
     60606.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All  accounts,  books and other  documents  required to be maintained by Section
31(a) [15 U.S.C.  80a-3-(a)]  and rules under that  section,  are  maintained by
JPMorgan  Chase Bank  ("JPMorgan  Chase"),  270 Park Avenue,  New York, New York
10017 with the  exception of those  maintained  by the  Registrant's  investment advisor,  UBS Global Asset  Management  (Americas) Inc., One North Wacker Drive,
Chicago, IL, 60606.

JPMorgan  Chase  provides  general  sub-administrative,   accounting,  portfolio
valuation, and custodian services to the Registrant,  including the coordination and  monitoring  of any  third-party  service  providers  and maintains all such records relating to these services.

ITEM 29. MANAGEMENT SERVICES

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  certifies that it meets all of the requirements for effectiveness of this  registration  statement under rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 50/51 to this registration statement to be signed on its behalf by the undersigned,  duly authorized, in the City of New
York, and the State of New York on the 3rd day of March 2006.

                                       THE UBS FUNDS

                                       By: /s/ W. Douglas Beck
                                            W. Douglas Beck*
                                            President

Pursuant to the requirements of the Securities Act, this Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

     Signature              Title                            Date

/s/ Frank K. Reilly        Chairman and                 March 3, 2006
Frank K. Reilly*           Trustee

/s/ Walter E. Auch         Trustee                      March 3, 2006
Walter E. Auch*

/s/ Edward M. Roob         Trustee                      March 3, 2006
Edward M. Roob*

/s/ Adela Cepeda           Trustee                      March 3, 2006
Adela Cepeda*

/s/ J. Mikesell Thomas     Trustee                      March 3, 2006
J. Mikesell Thomas*

/s/ Joseph T. Malone       Treasurer and Principal      March 3, 2006
Joseph T. Malone*          Accounting Officer

   * By:  /s/ Joseph J. Allessie
          Joseph J. Allessie, Attorney-in-Fact
          (Pursuant  to Power of Attorney  incorporated  herein by  reference to
          Post-Effective Amendment No. 48 to Registrant's Registration Statement
          on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on December 20, 2005.)

                                 EXHIBITS INDEX

                         EXHIBITS                            EXHIBIT NO.
None